UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30,

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

FORM N-Q

JUNE 30, 2008

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited)	June 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 10.2%
Media - 6.1%
3,599,400	News Corp., Class B Shares	$55,250,790
3,843,900	Time Warner Inc.	56,889,720
2,765,800	Walt Disney Co.	86,292,960

	Total Media	198,433,470

Specialty Retail - 4.1%
3,265,700	Gap Inc.	54,439,219
2,694,100	Home Depot Inc.	63,095,822
825,060	Williams-Sonoma Inc.	16,369,190

	Total Specialty Retail	133,904,231

	TOTAL CONSUMER DISCRETIONARY	332,337,701

CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 2.9%
1,695,100	Wal-Mart Stores Inc.	95,264,620

Food Products - 3.3%
1,476,508	Kraft Foods Inc., Class A Shares	42,006,653
979,950	Unilever PLC	27,876,731
1,308,520	Unilever PLC, ADR	37,175,053

	Total Food Products	107,058,437

Household Products - 1.3%
699,013	Kimberly-Clark Corp.	41,786,997

	TOTAL CONSUMER STAPLES	244,110,054

ENERGY - 12.6%
Energy Equipment & Services - 6.4%
388,200	Baker Hughes Inc.	33,905,388
903,600	BJ Services Co.	28,860,984
1,032,800	Halliburton Co.	54,810,696
394,500	Schlumberger Ltd.	42,381,135
327,916	Transocean Inc. *	49,971,119

	Total Energy Equipment & Services	209,929,322

Oil, Gas & Consumable Fuels - 6.2%
929,500	Anadarko Petroleum Corp.	69,563,780
281,400	BP PLC, ADR	19,576,998
514,600	Chevron Corp.	51,012,298
251,500	ConocoPhillips	23,739,085
413,500	Exxon Mobil Corp.	36,441,755

	Total Oil, Gas & Consumable Fuels	200,333,916

	TOTAL ENERGY	410,263,238

FINANCIALS - 17.6%
Capital Markets - 3.8%
128,100	Franklin Resources Inc.	11,740,365
973,400	Merrill Lynch & Co. Inc.	30,866,514
1,285,905	State Street Corp.	82,285,061

	Total Capital Markets	124,891,940

Commercial Banks - 0.2%
271,600	Comerica Inc.	6,961,108

Consumer Finance - 1.5%
1,292,600	American Express Co.	48,692,242

Diversified Financial Services - 4.8%
2,533,996	Bank of America Corp.	60,486,485

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

SHARES	SECURITY	VALUE
Diversified Financial Services - 4.8% (continued)
2,750,750	JPMorgan Chase & Co.	$94,378,232

	Total Diversified Financial Services	154,864,717

Insurance - 4.6%
490,260	Allied World Assurance Holdings Ltd.	19,424,101
2,089,100	Chubb Corp.	102,386,791
439,500	Hartford Financial Services Group Inc.	28,378,515

	Total Insurance	150,189,407

Real Estate Investment Trusts (REITs) - 2.6%
5,454,610	Annaly Capital Management Inc.	84,601,001

Thrifts & Mortgage Finance - 0.1%
1,301,270	PMI Group Inc.	2,537,477

	TOTAL FINANCIALS	572,737,892

HEALTH CARE - 13.5%
Life Sciences Tools & Services - 0.6%
1,900,493	Enzo Biochem Inc. *	21,323,531

Pharmaceuticals - 12.9%
1,427,060	Abbott Laboratories	75,591,368
1,005,200	Eli Lilly & Co.	46,400,032
1,219,800	Johnson & Johnson	78,481,932
1,063,860	Merck & Co. Inc.	40,096,884
1,111,110	NexMed Inc. *	1,444,443
1,591,400	Novartis AG, ADR	87,590,656
1,874,100	Wyeth	89,881,836

	Total Pharmaceuticals	419,487,151

	TOTAL HEALTH CARE	440,810,682

INDUSTRIALS - 12.2%
Aerospace & Defense - 5.5%
689,300	Boeing Co.	45,300,796
1,208,800	Honeywell International Inc.	60,778,464
1,327,280	Raytheon Co.	74,699,319

	Total Aerospace & Defense	180,778,579

Air Freight & Logistics - 1.4%
752,100	United Parcel Service Inc., Class B Shares	46,231,587

Airlines - 0.2%
2,691,800	AirTran Holdings Inc. *	5,491,272

Building Products - 0.2%
344,580	Simpson Manufacturing Co. Inc.	8,180,329

Industrial Conglomerates - 1.9%
2,292,600	General Electric Co.	61,189,494

Machinery - 3.0%
783,000	Caterpillar Inc.	57,801,060
821,500	Dover Corp.	39,735,955

	Total Machinery	97,537,015

	TOTAL INDUSTRIALS	399,408,276

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 2.9%
2,266,100	Cisco Systems Inc. *	52,709,486
741,100	Foundry Networks Inc. *	8,759,802
4,429,100	Motorola Inc.	32,509,594

	Total Communications Equipment	93,978,882

Computers & Peripherals - 2.2%
598,374	International Business Machines Corp.	70,925,270

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

SHARES	SECURITY	VALUE
Computers & Peripherals - 2.2% (continued)
104,000	Socket Mobile Inc. *	$72,800

	Total Computers & Peripherals	70,998,070

Internet Software & Services - 1.7%
240,400	Bridgeline Software Inc. *	601,000
2,068,200	eBay Inc. *	56,523,906

	Total Internet Software & Services	57,124,906

Semiconductors & Semiconductor Equipment - 9.4%
4,442,600	Applied Materials Inc.	84,809,234
2,005,200	Novellus Systems Inc. *	42,490,188
162,800	Samsung Electronics Co., Ltd., GDR (a)	47,985,300
5,293,196	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	57,748,769
2,331,800	Texas Instruments Inc.	65,663,488
298,103	Verigy Ltd. *	6,769,919

	Total Semiconductors & Semiconductor Equipment	305,466,898

Software - 2.8%
1,172,410	Lawson Software Inc. *	8,523,421
2,913,000	Microsoft Corp.	80,136,630
2,329,852	Wave Systems Corp., Class A *	2,306,553

	Total Software	90,966,604

	TOTAL INFORMATION TECHNOLOGY	618,535,360

MATERIALS - 3.6%
Chemicals - 1.7%
1,311,400	E.I. du Pont de Nemours & Co.	56,245,946

Metals & Mining - 0.7%
460,500	Barrick Gold Corp.	20,952,750

Paper & Forest Products - 1.2%
761,200	Weyerhaeuser Co.	38,927,768

	TOTAL MATERIALS	116,126,464

TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
2,859,512	Vodafone Group PLC, ADR	84,241,223

	TOTAL COMMON STOCKS (Cost - $2,760,571,842)	3,218,570,890

FACE AMOUNT
CORPORATE BONDS & NOTES - 0.0%
Aerospace & Defense - 0.0%
$332	Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26 (b)(c)(d) (Cost - $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $2,760,571,842)	3,218,570,890

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
$27,618,000	Interest in $1,000,000,000 joint tri-party repurchase agreement dated 6/30/08 with Greenwich Capital Markets Inc., 2.500% due 7/1/08; Proceeds at maturity- $27,619,918; (Fully collateralized by various U.S. government agency obligations, 2.465% to 7.250% due 10/15/08 to 1/15/30; Market value - $28,170,394) (Cost - $27,618,000)	$27,618,000

	TOTAL INVESTMENTS - 99.7% (Cost - $2,788,189,842#)	3,246,188,890
	Other Assets in Excess of Liabilities - 0.3%	10,106,102

	TOTAL NET ASSETS - 100.0%	$3,256,294,992

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Illiquid security.

(d)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt
GDR — Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Fundamental Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$721,527,912
Gross unrealized depreciation	(263,528,864)

Net unrealized appreciation	$457,999,048

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its December 31, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2008